Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($) shares	Apr. 30, 2024 USD ($) shares	Oct. 31, 2024 USD ($)	Apr. 30, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Credit terms	360 days
Deferred IPO cost	$ 1,058,003		$ 986,206
Useful lives	10 years
Impairment of assets
operating lease ROU	117,526		86,441
Operating lease liability	103,966		47,895
Amortization of right-of-use-assets	26,092	$ 90,317
Impairment for right-of-use lease	$ 0		0
Percentage of general reserve fund	10.00%
Percentage of required general reserve fund.	50.00%
Percentage of statutory surplus fund	10.00%
Percentage of required statutory surplus fund	50.00%
Statutory surplus fund
No material contract assets
Research and development expenses	458,025	$ 298,381
Uncertain tax positions
Percentage of VAT	13.00%
Diluted shares (in Shares) | shares
Cash and cash equivalents	$ 186,007		$ 176,236
Insurance to cover bank deposits (in Yuan Renminbi) | ¥				¥ 500,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payment due	30.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payment due	70.00%